Risk management and concentrations of risk - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019
Debt Instrument, Financial Covenants				$ 385.0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net				7.9
$385 million facility swaps [Member]
Debt Instrument, Financial Covenants			$ 385.0	$ 385.0	$ 385.0
2.838% rate [Member]
Derivative, Notional Amount			65.0
2.735% Fixed interest [Member]
Derivative, Notional Amount							$ 63.8
Lampung facility [Member]
Derivative, Notional Amount		$ 237.1
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Repayments of Secured Debt	$ 7.9
Interest rate swap [Member] | $385 million facility swaps [Member]
Derivative, Notional Amount			$ 130.0				127.7
Derivative, Term of Contract			7 years
Interest rate swap [Member] | 2.941% rate [Member]
Derivative, Notional Amount			$ 65.0
Interest rate swap [Member] | 2.650% Fixed interest [Member]
Derivative, Notional Amount							$ 63.8
Interest rate swap [Member] | Maximum | $385 million facility swaps [Member]
Derivative, Fixed Interest Rate			2.941%				2.735%
Interest rate swap [Member] | Minimum | $385 million facility swaps [Member]
Derivative, Fixed Interest Rate						2.838%	2.65%